Insurance Contracts - Summary of Changes In Components Of Insurance And Reinsurance Liability (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current period service related changes:
Effect of changes in exchange rate	₩ 532,030	₩ 1,057,755
Total reinsurance finance income and expenses		6,007,276
Insurance contracts issued
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	42,025,227	50,758,466
Future service related changes:
Changes in estimations adjusting contractual service margin	0
Losses on onerous contracts and reversals	245,644	112,120
Effect of new contracts	33,487	23,871
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(1,245,076)	(1,094,390)
Changes in risk adjustment due to release of risk	(186,989)	(166,128)
Experience adjustment	(76,855)	(6,933)
Others		860
Changes in fulfilment cash flows relating to incurred claims	(47,990)	(113,284)
Insurance/Reinsurance service result	(1,277,779)	(1,243,884)
Insurance/Reinsurance finance income and expenses	5,061,675	(7,563,774)
Cashflow for the period:
Premiums received	12,118,916	12,396,650
Insurance acquisition cash flows	(2,243,231)	(1,873,773)
Incurred claims and expenses	(6,796,305)	(6,904,161)
Amounts recovered from reinsurer		(3,540,943)
Other cashflow	(2,795,316)
Total cashflow	284,064	77,773
Other	72	(3,354)
Ending	46,093,259	42,025,227
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	354,561	392,656
Future service related changes:
Changes in estimations adjusting contractual service margin	0	0
Losses on onerous contracts and reversals	51,196	7,223
Effect of new contracts	242	136
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(100)	(6,440)
Changes in risk adjustment due to release of risk	(5,354)	(3,226)
Experience adjustment	(25,153)	(890)
Changes in fulfilment cash flows relating to incurred claims	4,519	(7,588)
Insurance/Reinsurance service result	25,350	(10,785)
Insurance/Reinsurance finance income and expenses	47,713	(53,099)
Effect of changes in exchange rate	3	2
Effect of changes in credit default risk of reinsurer	299	704
Total reinsurance finance income and expenses	48,015	(52,393)
Cashflow for the period:
Reinsurance Premiums Paid	498,995	526,842
Amounts recovered from reinsurer	(501,074)	(501,759)
Other cashflow	0	0
Total cashflow	(2,079)	25,083
Other	0	0
Ending	425,847	354,561
Estimates of present value of future cash flows | Insurance contracts issued
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	27,291,670	37,934,612
Future service related changes:
Changes in estimations adjusting contractual service margin	1,379,799	(410,556)
Losses on onerous contracts and reversals	218,190	105,287
Effect of new contracts	(2,690,035)	(2,435,217)
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0
Changes in risk adjustment due to release of risk	0
Experience adjustment	(76,855)	(6,933)
Others		860
Changes in fulfilment cash flows relating to incurred claims	(15,528)	(81,492)
Insurance/Reinsurance service result	(1,184,429)	(2,828,051)
Insurance/Reinsurance finance income and expenses	4,479,170	(7,889,310)
Cashflow for the period:
Premiums received	12,118,916	12,396,650
Insurance acquisition cash flows	(2,243,231)	(1,873,773)
Incurred claims and expenses	(6,796,305)	(6,904,161)
Amounts recovered from reinsurer		(3,540,943)
Other cashflow	(2,795,316)
Total cashflow	284,064	77,773
Other	72	(3,354)
Ending	30,870,547	27,291,670
Estimates of present value of future cash flows | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	369,776	328,510
Future service related changes:
Changes in estimations adjusting contractual service margin	(119,906)	53,503
Losses on onerous contracts and reversals	39,189	5,704
Effect of new contracts	24,733	6,675
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0	0
Changes in risk adjustment due to release of risk	0	0
Experience adjustment	(25,153)	(890)
Changes in fulfilment cash flows relating to incurred claims	7,600	(4,507)
Insurance/Reinsurance service result	(73,537)	60,485
Insurance/Reinsurance finance income and expenses	41,043	(45,182)
Effect of changes in exchange rate	(5)	176
Effect of changes in credit default risk of reinsurer	299	704
Total reinsurance finance income and expenses	41,337	(44,302)
Cashflow for the period:
Reinsurance Premiums Paid	498,995	526,842
Amounts recovered from reinsurer	(501,074)	(501,759)
Other cashflow	0	0
Total cashflow	(2,079)	25,083
Other	0	0
Ending	335,497	369,776
Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	225,100
Cashflow for the period:
Ending	251,886	225,100
Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	1,475,440	1,496,778
Future service related changes:
Changes in estimations adjusting contractual service margin	19,649	(863)
Losses on onerous contracts and reversals	27,454	6,833
Effect of new contracts	251,886	225,100
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0
Changes in risk adjustment due to release of risk	(186,989)	(166,128)
Experience adjustment	0
Changes in fulfilment cash flows relating to incurred claims	(32,462)	(31,792)
Insurance/Reinsurance service result	79,538	33,150
Insurance/Reinsurance finance income and expenses	118,749	(54,488)
Cashflow for the period:
Premiums received	0
Insurance acquisition cash flows	0
Incurred claims and expenses	0
Other cashflow	0
Total cashflow	0
Other	0
Ending	1,673,727	1,475,440
Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	69,907	51,658
Future service related changes:
Changes in estimations adjusting contractual service margin	(19,901)	26,699
Losses on onerous contracts and reversals	12,007	1,519
Effect of new contracts	10,910	4,491
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	0	0
Changes in risk adjustment due to release of risk	(5,354)	(3,226)
Experience adjustment	0	0
Changes in fulfilment cash flows relating to incurred claims	(3,081)	(3,081)
Insurance/Reinsurance service result	(5,419)	26,402
Insurance/Reinsurance finance income and expenses	8,908	(8,161)
Effect of changes in exchange rate	0	8
Effect of changes in credit default risk of reinsurer	0	0
Total reinsurance finance income and expenses	8,908	(8,153)
Cashflow for the period:
Reinsurance Premiums Paid	0	0
Amounts recovered from reinsurer	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	73,396	69,907
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	2,233,988
Cashflow for the period:
Ending	2,471,636	2,233,988
Contractual service margin | Insurance contracts issued
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	13,258,117	11,327,076
Future service related changes:
Changes in estimations adjusting contractual service margin	(1,399,448)	411,419
Losses on onerous contracts and reversals	0
Effect of new contracts	2,471,636	2,233,988
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(1,245,076)	(1,094,390)
Changes in risk adjustment due to release of risk	0
Experience adjustment	0
Changes in fulfilment cash flows relating to incurred claims	0
Insurance/Reinsurance service result	(172,888)	1,551,017
Insurance/Reinsurance finance income and expenses	463,756	380,024
Cashflow for the period:
Premiums received	0
Insurance acquisition cash flows	0
Incurred claims and expenses	0
Other cashflow	0
Total cashflow	0
Other	0
Ending	13,548,985	13,258,117
Contractual service margin | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning	(85,122)	12,488
Future service related changes:
Changes in estimations adjusting contractual service margin	139,807	(80,202)
Losses on onerous contracts and reversals	0	0
Effect of new contracts	(35,401)	(11,030)
Current period service related changes:
Contractual service margin recognized in profit or loss for the services provided	(100)	(6,440)
Changes in risk adjustment due to release of risk	0	0
Experience adjustment	0	0
Changes in fulfilment cash flows relating to incurred claims	0	0
Insurance/Reinsurance service result	104,306	(97,672)
Insurance/Reinsurance finance income and expenses	(2,238)	244
Effect of changes in exchange rate	8	(182)
Effect of changes in credit default risk of reinsurer	0	0
Total reinsurance finance income and expenses	(2,230)	62
Cashflow for the period:
Reinsurance Premiums Paid	0	0
Amounts recovered from reinsurer	0	0
Other cashflow	0	0
Total cashflow	0	0
Other	0	0
Ending	₩ 16,954	₩ (85,122)